RELATED PARTY TRANSACTIONS AND BALANCES (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 CNY (¥)
Related Party Transaction
Amounts due from related party				¥ 30,088,833
Yisheng Biopharma Holding Ltd (Hong Kong)
Related Party Transaction
Amounts due from related party		¥ 0		30,088,833		¥ 0
Yisheng Biopharma Holding Ltd (Hong Kong) | Receivable collected on behalf of YS Group
Related Party Transaction
Amount collected on behalf of group	¥ 2,966,777	¥ 2,966,777	$ 459,412	¥ 30,088,833	$ 4,600,000